Summary of Significant Accounting Policies - Additional Information (Details) ¥ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) Customer Segment ¥ / shares	Dec. 31, 2025 USD ($) Customer Segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Impairment loss of equity securities	¥ 14,173,000	$ 2,027
Calculated rate per share | ¥ / shares	¥ 6.9931
Write-down of inventory	¥ 14,708,000		¥ 11,267,000	¥ 45,749,000
Property and equipment impairment loss	0		0	0
Impairment long-lived assets	0		0	0
Unrealized gain (loss) from fair value changes of short term investments	(880,000)		(38,418,000)	(1,303,000)
Short-term investments reclassified to non-current assets	300,000,000
Equity method investment impairment loss	0		0	0
Impairment loss of investments measured at measurement alternatives	14,173,000		0	0
Unrealized gains (losses) from fair value of long-term investments	¥ (689,000)		2,825,000	(3,470,000)
Revenues, extended warranties period	1 year	1 year
Contract asset	¥ 0		0
Contract liabilities	231,771,000		98,834,000
Contract liabilities revenue recognized	98,834,000		119,715,000	195,369,000
Contract cost	0		0	0
Advertising expense	196,806,000		122,484,000	124,658,000
Employee benefit expenses	119,185,000		104,966,000	101,858,000
Unrecognized tax benefits, income tax penalties and interest expense	0		0	0
Accounts receivables	131,599,000		58,978,000		$ 18,819
Accounts receivables	¥ 132,521,000		61,104,000	56,813,000
Number of operating segments | Segment	1	1
Number of reportable segments | Segment	1	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Board Of Directors Chairman and Chief Executive Officer [Member]	Board Of Directors Chairman and Chief Executive Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM reviews net loss (income) in evaluating financial performance and determining how to allocate resources of the Group, including marketing strategy, efficiency evaluation and monitoring budget versus actual results.2.Summary of significant accounting policies—(Continued)2.28 Segment reporting —(Continued)	The CODM reviews net loss (income) in evaluating financial performance and determining how to allocate resources of the Group, including marketing strategy, efficiency evaluation and monitoring budget versus actual results.2.Summary of significant accounting policies—(Continued)2.28 Segment reporting —(Continued)
Customer | Net Revenues | Customers
Summary Of Significant Accounting Policies [Line Items]
Number of customers | Customer	0	0
Percentage of concentration risk	10.00%	10.00%
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true
ASU 2023-09
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true				true
Paipai Marketplace
Summary Of Significant Accounting Policies [Line Items]
Number of warranty period for pre-owned consumer	1 year	1 year
Level 3
Summary Of Significant Accounting Policies [Line Items]
Loss on assets and liabilities measured at fair value	¥ (14,173,000)		¥ 0	¥ 0
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Other Equity Securities Without Readily Determinable Fair Values
Summary Of Significant Accounting Policies [Line Items]
Other loss from financial instruments	¥ 0		¥ 0	¥ 0